Quarterly Financial Data (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Information
The information below is only a summary and should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and the consolidated historical financial statements and the related notes thereto included in this Annual Report on Form
10-K.

	For the Quarters Ended December 31, 2021
(Dollars in thousands)	Q4	Q3	Q2	Q1
Selected income statement data:
Interest income	$26,660	$24,399	$23,931	$25,625
Interest expense	2,041	2,397	2,717	2,907

Net interest income	24,619	22,002	21,214	22,718
Provision for loan losses	6,100	2,323	—	1,500

Net interest income after provision for loan losses	18,519	19,679	21,214	21,218
Noninterest income	2,055	964	1,109	750
Noninterest expense	20,087	17,641	17,779	15,518

Income before income tax expense	487	3,002	4,544	6,450
Income tax expense	133	617	955	1,354

Net income	$354	$2,385	$3,589	$5,096

	For the Quarters Ended December 31, 2020
(Dollars in thousands)	Q4	Q3	Q2	Q1
Selected income statement data:
Interest income	$22,854	$19,242	$22,725	$17,420
Interest expense	3,182	3,544	3,585	4,049

Net interest income	19,672	15,698	19,140	13,371
Provision for loan losses	5,000	—	2,000	550

Net interest income after provision for loan losses	14,672	15,698	17,140	12,821
Noninterest income	579	633	685	785
Noninterest expense	11,768	11,099	14,659	9,877

Income before income tax expense	3,483	5,232	3,166	3,729
Income tax expense	948	1,099	665	783

Net income	$2,535	$4,133	$2,501	$2,946